Financial Instruments-Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 1,247,700	$ 1,094,005
Market value of collateral accepted	[1]	377,054	352,553
Assets acquired in exchange of loans		274	257
Decreases (increases) in the Bank's before-tax annual earnings		55	43
The unrealized foreign currency translation losses		308	321
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		259,000	192,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		273,000	227,000
Collateral not sold or re-pledged		58,000	55,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		450,056	396,967
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 338,913	305,905
Percentage of residential mortgage portfolio insured		28.00%
Percentage of residential mortgage portfolio uninsured to average loan value		49.00%
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 254,568	227,927
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		111,143	91,062
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		63,054	54,617
Retail [member] | Standardized portfolio [Member] | Secured small business loans [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		7,000
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		797,644	697,038
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		725,007	621,554
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 72,637	$ 75,484
Top of range [member] | Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.